COMMITMENTS (Details Textual) (USD $)	12 Months Ended			122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2012	Sep. 05, 2007 sqft
Operating Leases, Rent Expense	$ 227,000	$ 197,000	$ 8,050	$ 1,368,000
Lease Rent Escalation Percentage			3.00%
Lease Rent Expansion Space			1,140
Maximum Renovation Expense	55,000
Property, Plant and Equipment, Useful Life	5 years
Lease Term	3 years
Capital Lease Monthly Lease Expense	217
Capital Lease Expiration Date	Sep. 03, 2014
Capital Lease Obligation Amortization Rate	7.00%
Area of Land					3,400
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	17 years
Office Space In Newton M [Member]
Operating Leases, Rent Expense	$ 5,300